BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION, REVISIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying unaudited consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been omitted. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the prospectus (the “Prospectus”) contained in the Company’s Registration Statement on Form S-1, as amended (Registration No. 333-169618), which was declared effective on March 31, 2011 (the “Registration Statement”). There have been no material changes to the application of critical accounting policies and significant judgments and estimates since December 31, 2010.

The accompanying unaudited consolidated financial statements include all adjustments (consisting of a normal and recurring nature) that management considers necessary for a fair statement of financial information for the interim periods.  Interim results are not necessarily indicative of the results that may be expected for the remainder of the year ending December 31, 2011.

Principles of Consolidation. The consolidated financial statements include the accounts of Holdings, all of its subsidiaries and a variable interest entity. All material intercompany transactions have been eliminated in consolidation.

Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions. Accordingly, these estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Some of the most significant estimates pertaining to the Company include the valuation of inventories, the allowance for doubtful accounts, income tax valuation allowances and the recoverability of long-lived assets. On a regular basis, management reviews its estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Financial Instruments and Derivatives.  As part of the Company’s financial risk management program, it has historically used certain derivative financial instruments to reduce its exposure to market risk for changes in interest rates primarily in respect of its long-term debt obligations.  The Company has not historically entered into, and does not intend to enter into, derivative transactions for speculative purposes and holds no derivative instruments for trading purposes.  Floating-to-fixed interest rate swap agreements, designated as cash flow hedges of interest rate risk, were entered into from time to time to hedge the Company’s exposure to interest rate changes on a portion of the Company’s floating rate debt. The interest rate swap agreements converted a portion of the Company’s floating rate debt to fixed rate debt.  Interest rate floors designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the contract in exchange for an upfront premium. The Company recorded the fair value of these contracts as an asset or a liability, as applicable, in the balance sheet, with the offset to accumulated other comprehensive income (loss), net of tax.  The Company measured hedge effectiveness by assessing the changes in the fair value or expected future cash flows of the hedged item.  The ineffective portions, if any, were recorded in interest expense in the current period.

Derivatives designated as hedging instruments were recorded in the consolidated balance sheet at fair value as follows:

		Fair Value
	Balance Sheet Location	June 30, 2011	December 31, 2010
		(unaudited)
		(in thousands)

Interest Rate Products	Other current liabilities	$-	$4,395

Interest Rate Products	Other long-term liabilities	$-	$3,074

For the period ended December 31, 2010, the Company had interest rate swap agreements outstanding that effectively converted notional amounts of an aggregate $550.0 million of debt from floating to fixed interest rates.  The four outstanding agreements were to mature between April 2011 and September 2012.  Amounts related to derivatives were reported in accumulated other comprehensive income (loss) and reclassified to interest expense as interest payments were made on the Company’s variable-rate debt.   In conjunction with a refinancing transaction (the “Refinancing”) on March 4, 2011, the Company repaid in full the 2007 Senior Credit Facility (the “2007 Senior Credit Facility”), its outstanding Senior Notes and its outstanding Senior Subordinated Notes (as defined below), and the four agreements were settled and terminated for an aggregate cash payment of $8.7 million.  During the first quarter of 2011, $8.1 million of accumulated unrealized losses on the swaps was reclassified to interest expense, of which $5.8 million was accelerated due to the debt retirement and swap terminations on March 4, 2011.  No such derivative instruments are currently outstanding.

Components of gains and losses recorded in the consolidated balance sheet and consolidated income statements for the three months ended June 30, 2011 and 2010 were as follows:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)

(unaudited)
(in thousands)

2011

Interest Rate Products	$-	Interest income (expense)	$-

2010

Interest Rate Products	$(1,616)	Interest income (expense)	$(3,577)

Components of gains and losses recorded in the consolidated balance sheet and consolidated income statements for the six months ended June 30, 2011 and 2010 were as follows:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)

(unaudited)
(in thousands)

2011

Interest Rate Products	$(639)	Interest income (expense)	$(8,108)

2010

Interest Rate Products	$(5,275)	Interest income (expense)	$(7,675)

Transaction Related Cost.  The Company recognizes transaction related costs as expenses in the period incurred.  For the six months ended June 30, 2011, the Company recognized $12.4 million of such expenses.

Recently Issued Accounting Pronouncements

As of June 30, 2011, there were no recently issued accounting standards that are expected to have a material impact on the Company’s consolidated financial statements.